Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	Provisions

Accounting for provisions
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated.

Critical accounting estimates and judgements
Key areas involving a higher degree of judgement or estimation include:
These estimates are considered to have a significant risk of resulting in a material adjustment to the carrying amounts of provisions within the next financial year.
The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice.
When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result, it is often not practicable to make meaningful estimates, even when matters are at a more advanced stage.
The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See Note 25 for more detail of legal, competition and regulatory matters.

			Legal, competition and regulatory matters		Sundry provisions
	Redundancy and restructuring	Customer redress		Onerous contracts		Total
	£m	£m	£m	£m	£m	£m
As at 1 January 2025	213	299	59	14	359	944
Additions	267	302	114	41	165	889
Amounts utilised	(210)	(43)	(89)	(14)	(76)	(432)
Unused amounts reversed	(79)	(13)	(3)	—	(48)	(143)
Exchange and other movements	(1)	(2)	(2)	—	(5)	(10)
As at 31 December 2025	190	543	79	41	395	1,248
Undrawn contractually committed facilities and guarantees
As at 1 January 2025						439
Net change in expected credit loss provision and other movements						(23)
As at 31 December 2025						416
Total provisions
As at 1 January 2025						1,383
As at 31 December 2025						1,664
Provisions expected to be recovered or settled within no more than 12 months after 31 December 2025 are £1,400m (2024: £1,192m).
Redundancy and restructuring
These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. For example, when the
Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan.
Customer redress
Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of the Group’s business activities.
Motor finance provision
From 2003 to late 2019, Clydesdale Financial Services Limited (CFSL), a wholly-owned subsidiary of the Group, provided motor finance to customers in the UK.
In January 2024, the FCA appointed a skilled person to undertake a review of the historical use of discretionary commission arrangements and sales in the motor finance market across several firms. This review followed two final decisions by the UK Financial Ombudsman
Service (FOS) and a number of complaints and court claims, including some against CFSL.
On 7 October 2025, the FCA began consulting on an industrywide compensation scheme for eligible motor finance customers. Barclays has engaged with the FCA as part of its consultation process and the FCA has stated that, if it introduces a redress scheme, it expects to publish a policy statement and final rules in February or March 2026, with compensation to consumers beginning later in 2026. The FCA has indicated
that it expects to lift the existing pause on the handling of certain motor finance complaints on 31 May 2026, subject to the terms of the FCA redress scheme, if adopted.
Barclays considers it more likely than not that a redress scheme will be implemented by the FCA. As a result, Barclays has recognised a provision of £325m in respect of this matter as at 31 December 2025 (as at 31 December 2024: £90m). Recognising that the proposed terms of the FCA redress scheme are subject to consultation, in calculating potential redress costs and the amount of provision required, Barclays has applied a weighted average of multiple scenarios, each incorporating differing evaluations of the FCA’s current proposals. The current provision reflects the estimated number of motor finance cases falling within the scope of the FCA redress scheme as proposed by the FCA consultation paper (which covers regulated motor finance agreements between 6 April 2007 and 1 November 2024 where a commission was payable by the lender to the broker), the anticipated level of customer redress reflecting the FCA’s proposed methodology, the estimated customer response rate with reference to Barclays previous remediation exercises, and the costs associated with implementing the FCA’s proposed approach to customer engagement.
The final terms of the FCA redress scheme remain uncertain pending publication of the FCA’s policy statement and final scheme rules.
Accordingly, the legal and regulatory outcomes and the nature, extent and timing of any remediation action, if required, remain uncertain.
The ultimate financial impact on Barclays could differ from the recognised provision, which represents Barclays’ best estimate of the cost of redress based on the information currently available to Barclays.
Legal, competition and regulatory matters
The Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 25.
Onerous contracts
Onerous contract provisions comprise an estimate of the unavoidable costs involved with fulfilling the terms and conditions of contracts net of any expected benefits to be received.
Sundry provisions
This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.
Undrawn contractually committed facilities and guarantees
Undrawn contractually committed facilities and guarantees provisions are accounted under IFRS9. Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. Further analysis of the movement  is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' in the expected credit loss provision table on page 231.